RATE-REGULATED BUSINESSES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Regulatory Assets
Total regulatory assets	1,777		1,807
Less: Current portion included in Other Current Assets (Note 5)	42		178
Regulatory assets, noncurrent	1,735		1,629
Regulatory Liabilities
Total regulatory liabilities	236		368
Less: Current portion included in Accounts Payable	7		100
Regulated liabilities, noncurrent	229		268
Foreign exchange on long-term debt
Regulatory Liabilities
Total regulatory liabilities	84	[1]	150	[1]
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Total regulatory liabilities	5	[2]	84	[2]
Remaining Recovery/Settlement Period	1 year	[2]
Other
Regulatory Liabilities
Total regulatory liabilities	147	[3]	134	[3]
Deferred income taxes
Regulatory Assets
Total regulatory assets	1,149	[4]	1,122	[4]
Operating and debt-service regulatory assets
Regulatory Assets
Total regulatory assets	16	[2]	171	[2]
Remaining Recovery/ Settlement Period	1 year	[2]
Operating and debt-service regulatory assets | Operating and debt-service regulatory liabilities
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	76		(50)		102
Adjustment account
Regulatory Assets
Total regulatory assets	354	[5]	80	[5]
Remaining Recovery/ Settlement Period	31 years	[5]
Other
Regulatory Assets
Total regulatory assets	258	[3]	434	[3]
Other | Other
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	189		13		(106)
Minimum | Foreign exchange on long-term debt
Regulatory Liabilities
Remaining Recovery/Settlement Period	1 year	[1]
Maximum | Foreign exchange on long-term debt
Regulatory Liabilities
Remaining Recovery/Settlement Period	16 years	[1]

[1]	Foreign exchange on long-term debt of the NGTL System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, GAAP would have required the inclusion of these unrealized gains or losses in Net Income.
[2]	Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2013 would have been $76 million higher (2012 – $50 million lower; 2011 - $102 million higher) had these amounts not been recorded as regulatory assets and liabilities.
[3]	Pre-tax operating results in 2013 would have been $189 million higher (2012 – $13 million higher; 2011 - $106 million lower) had these amounts not been recorded as regulatory assets and liabilities.
[4]	These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.
[5]	The LTAA was established in compliance with the NEB Decision which is comprised of amounts that are deferred and recovered in future years. The TSA, also established in the NEB Decision, includes the variances between revenue and costs. A positive balance in the TSA was realized in 2013 and, as specified in the NEB Decision, the TSA, net of incentive earnings, was combined with the LTAA on December 31, 2013.